LONG-TERM DEBT - Retired (Details) $ in Millions, $ in Millions	1 Months Ended
	Dec. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 31, 2017 CAD ($)	Nov. 30, 2016 USD ($)	Oct. 31, 2016 CAD ($)	Jun. 30, 2016 USD ($)	Feb. 29, 2016 CAD ($)	Jan. 31, 2016 USD ($)
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due August 2018
Debt Instrument [Line Items]
Amount		$ 850
Interest Rate		6.50%
TRANSCANADA PIPELINES LIMITED | Debentures due March 2018
Debt Instrument [Line Items]
Amount					$ 150
Interest Rate					9.45%	9.45%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2018, fixed interest rate
Debt Instrument [Line Items]
Amount							$ 500
Interest Rate							1.875%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2018, floating interest rate
Debt Instrument [Line Items]
Amount							$ 250
TRANSCANADA PIPELINES LIMITED | Debentures due December 2017
Debt Instrument [Line Items]
Amount								$ 100
Interest Rate								9.80%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due November 2017
Debt Instrument [Line Items]
Amount									$ 1,000
Interest Rate									1.625%
TRANSCANADA PIPELINES LIMITED | Acquisition Bridge Facility
Debt Instrument [Line Items]
Amount											$ 1,513		$ 500		$ 3,200
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due January 2017
Debt Instrument [Line Items]
Amount														$ 300
Interest Rate														5.10%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due October 2016
Debt Instrument [Line Items]
Amount																$ 400
Interest Rate																4.65%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due June 2016, fixed interest rate
Debt Instrument [Line Items]
Amount																	$ 84
Interest Rate																	7.69%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due June 2016, floating interest rate
Debt Instrument [Line Items]
Amount																	$ 500
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2016
Debt Instrument [Line Items]
Amount																			$ 750
Interest Rate																			0.75%
TC PIPELINES, LP | Unsecured Term Loan due December 2018
Debt Instrument [Line Items]
Amount	$ 170
COLUMBIA PIPELINE GROUP, INC. | Senior Unsecured Notes due June 2018
Debt Instrument [Line Items]
Amount			$ 500
Interest Rate			2.45%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Senior Secured Notes due May 2018
Debt Instrument [Line Items]
Amount				$ 18
Interest Rate				5.90%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes due March 2018
Debt Instrument [Line Items]
Amount						$ 9
Interest Rate					6.73%	6.73%
TUSCARORA GAS TRANSMISSION COMPANY | Senior Secured Notes due August 2017
Debt Instrument [Line Items]
Amount										$ 12
Interest Rate										3.82%
TRANSCANADA PIPELINE USA LTD. | Acquisition Bridge Facility
Debt Instrument [Line Items]
Amount											$ 630	$ 1,070
NOVA GAS TRANSMISSION LTD. | Debentures due February 2016
Debt Instrument [Line Items]
Amount																		$ 225
Interest Rate																		12.20%